Allowance for credit losses - Movement in allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 33,887	$ 137,861
Current period increase (decrease) in provision for expected credit losses	(362)	(980)
Write-offs charged against the allowance	0	(36,883)
Allowance for credit losses at end of period	33,525	$ 99,998
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	8,924
Current period increase (decrease) in provision for expected credit losses	98
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	9,022
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	24,274
Current period increase (decrease) in provision for expected credit losses	(90)
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	24,184
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	689
Current period increase (decrease) in provision for expected credit losses	(370)
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	$ 319